Financial liabilities - Summary of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary Of Conditional Advances, Banks Loans And Loans
Fixed interest expense	€ 103	€ 122
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period	5,530
New lease contracts	8
Impact of discounting of the new lease contracts	0
Fixed interest expense	0
Accumulated variable interest expense accrual	103
Repayment of lease	(389)
Liabilities arising from financing activities at end of period	€ 5,253